CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2015	Mar. 31, 2015
Preferred Stock par value		$ 0.001
Preferred Stock authorized		10,000,000
Preferred Stock issued	0	0
Preferred Stock outstanding	0	0
Common stock par value		$ 0.001
Common stock authorized		300,000,000
Common stock issued	12,392,115	5,493,200
Common stock outstanding	12,392,115	5,493,200
Akoustis Technologies, Inc. [Member]
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock authorized	10,000,000	10,000,000
Preferred Stock issued	0	0
Preferred Stock outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock authorized	300,000,000	300,000,000
Common stock issued	12,392,115	5,493,200
Common stock outstanding	12,392,115	5,493,200
Akoustis Inc. [Member]
Preferred Stock par value		$ 0.0001
Preferred Stock authorized		5,300
Preferred Stock issued		5,300
Preferred Stock outstanding		5,300
Common stock par value		$ 0.0001
Common stock authorized		15,300
Common stock issued		11,650
Common stock outstanding		11,650